Capital Structure (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Sep. 15, 2014 item	Mar. 17, 2014 USD ($) $ / shares shares	Mar. 17, 2014 USD ($) $ / shares shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Nov. 03, 2014	Nov. 02, 2014	Mar. 17, 2014 CNY (¥)
Capital Structure
Number of additional ADSs from certain selling shareholders			171,000
Shares issued as a result of exercises of share options by employees and a consultant				560,930	956,587	1,883,977
Notes
Capital Structure
Aggregate principal amount of convertible notes		$ 632,500	$ 632,500						¥ 4,391,448
Interest rate (as a percent)		1.50%	1.50%	1.50%					1.50%
Initial public offering
Capital Structure
Number of shares issued to investors		2,280,000
Initial public offering | Notes
Capital Structure
Aggregate principal amount of convertible notes		$ 550,000	$ 550,000						¥ 3,818,650
Follow-on offering | Notes
Capital Structure
Aggregate principal amount of convertible notes		$ 82,500	$ 82,500						¥ 572,798
ADS
Capital Structure
Public offering price (per ADS) | $ / shares		$ 143.74	$ 143.74
ADS ratio to ordinary shares							5	0.20
ADS | Notes
Capital Structure
ADS ratio to ordinary shares		0.2	0.2						0.2
ADS | Initial public offering
Capital Structure
Number of shares issued to investors		1,140,000
Class A ordinary shares
Capital Structure
Number of votes entitled per share | item	1
Shares issued as a result of exercises of share options by employees and a consultant				560,930	956,587	1,883,977
Proceeds from issuance of ordinary shares upon vesting of shares awards				861,815	1,100,618	988,723
Class B ordinary shares
Capital Structure
Number of votes entitled per share | item	10